Capital structure (Details Textual)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Exercise of share options (in shares)	168,210	39,628	771,138
Stock Issued During Period, Shares, Acquisitions			2,647,743
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Stock Repurchased And Cancelled During Period Value	26,195	1,375,478	1,394,300